Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retirement Plan [Abstract]
Retirement Plan

12. Retirement Plan

During the year ending December 31, 2022, the Company implemented a qualified 401(K) retirement plan. The Company offers eligible domestic full-time employees participation in certain 401K plans. The plans provide for a discretionary annual company contribution. In addition, employees may contribute a portion of their salary to the plans, which for certain of the 401K plans, is partially matched by the Company. The plans may be amended or terminated at any time. The Company contributed and expensed $32,643 and $34,118 during the three months ending September 30, 2025 and 2024, respectively. The Company contributed and expensed $94,413 and $115,771 during the nine months ending September 30, 2025 and 2024, respectively.

12.	Retirement Plan

During the year ending December 31, 2022, the Company implemented a qualified 401(K) retirement plan. The Company offers eligible domestic full-time employees participation in certain 401K plans. The plans provide for a discretionary annual company contribution. In addition, employees may contribute a portion of their salary to the plans, which certain of the 401K plans, is partially matched by the Company. The plans may be amended or terminated at any time. The Company contributed and expensed approximately $148,207 and $124,166 during the years ended December 31, 2024 and 2023, respectively.